15. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Relationship #1
Related Party	Epazz, Inc.
Nature of the relationship	Entity owns majority voting right
Related Party Relationship #2
Related Party	Epazz R&D
Nature of the relationship	Entity controlled by Dr. Shaun Passley
Related Party Relationship #3
Related Party	Ameritek Ventures, Inc.
Nature of the relationship	Entity in which Epazz Inc & Shaun Passley owns majority voting stock
Related Party Relationship #4
Related Party	GG Mars Capital, Inc.
Nature of the relationship	Entity controlled by Vivienne Passley, a family member of Dr. Shaun Passley
Related Party Relationship #5
Related Party	Vivienne Passley
Nature of the relationship	President of GG Mars Capital, Inc. and family member of Dr. Shaun Passley
Related Party Relationship #6
Related Party	Star Financial Corporation
Nature of the relationship	Entity controlled by Fay Passley, a family member of Dr. Shaun Passley
Related Party Relationship #7
Related Party	Fay Passley
Nature of the relationship	President of Star Financial Corporation and family member of Dr. Shaun Passley
Related Party Relationship #8
Related Party	Jennings Family Investments, Inc.
Nature of the relationship	Entity controlled by Mary B. Kluber, a family member of James Sherman, Chief Financial Officer
Related Party Relationship #9
Related Party	LoneStella, LLC
Nature of the relationship	Entity controlled by Jacob Sherman, a family member of James Sherman, Chief Financial Officer
Related Party Relationship #10
Related Party	Jacob Sherman
Nature of the relationship	Family member of James Sherman, Chief Financial Officer
Related Party Relationship #11
Related Party	Propal Investments, LLC
Nature of the relationship	Lender whose loan was personally guaranteed by James Sherman, Chief Financial Officer and director
Related Party Relationship #12
Related Party	Marie Pindling and Olga Passley
Nature of the relationship	Family members of Dr. Shaun Passley
Related Party Relationship #13
Related Party	Dr. Shaun Passley
Nature of the relationship	Chief Executive Officer, Chairman and significant shareholder
Related Party Relationship #14
Related Party	James A. Sherman
Nature of the relationship	CFO, board member
Related Party Relationship #15
Related Party	Craig Passley
Nature of the relationship	Board member, Shaun Passley's family member
Related Party Relationship #16
Related Party	Paul J. Piekos
Nature of the relationship	Board member
Related Party Relationship #17
Related Party	Thomas W. Burns
Nature of the relationship	Board member
Related Party Relationship #18
Related Party	Neville Brown
Nature of the relationship	Board member
Related Party Transaction #1
Related Party	Epazz Inc
Related Party Transaction, Description of Transaction	Advances made to Epazz, Inc. for future services
Related Party Transaction, Amount	$ 10,701,840	$ 10,015,900
Related Party Transaction #2
Related Party	Epazz Inc
Related Party Transaction, Description of Transaction	Programming and support fees charged against advances
Related Party Transaction, Amount	$ 2,812,530	222,010
Related Party Transaction #3
Related Party	Epazz Inc
Related Party Transaction, Description of Transaction	Wages and benefits charged against advances
Related Party Transaction, Amount	$ 1,360,843	325,607
Related Party Transaction #4
Related Party	Epazz Inc
Related Party Transaction, Description of Transaction	Product Development Costs
Related Party Transaction, Amount	$ 0	1,033,465
Related Party Transaction #5
Related Party	Epazz Inc
Related Party Transaction, Description of Transaction	Interest Income on Notes Receivable
Related Party Transaction, Amount	$ 27,348	27,348
Related Party Transaction #6
Related Party	Dr. Shaun Passley
Related Party Transaction, Description of Transaction	Stock based compensation (preferred stock issuance)
Related Party Transaction, Amount	$ 2,423,174	0
Related Party Transaction #7
Related Party	James A. Sherman
Related Party Transaction, Description of Transaction	Stock based compensation (Common stock issuance)
Related Party Transaction, Amount	$ 70,210	68,564
Related Party Transaction #8
Related Party	Craig Passley
Related Party Transaction, Description of Transaction	Stock based compensation (Common stock issuance)
Related Party Transaction, Amount	$ 140,420	68,564
Related Party Transaction #9
Related Party	Paul J. Piekos
Related Party Transaction, Description of Transaction	Stock based compensation (Common stock issuance)
Related Party Transaction, Amount	$ 28,083	27,425
Related Party Transaction #10
Related Party	Thomas W. Burns
Related Party Transaction, Description of Transaction	Stock based compensation (Common stock issuance)
Related Party Transaction, Amount	$ 28,083	27,425
Related Party Transaction #11
Related Party	Neville Brown
Related Party Transaction, Description of Transaction	Stock based compensation (Common stock issuance)
Related Party Transaction, Amount	$ 28,083	27,425
Related Party Transaction #12
Related Party	Yvonne V. Rattray
Related Party Transaction, Description of Transaction	Stock based compensation (Common stock issuance)
Related Party Transaction, Amount	$ 28,083	27,425
Related Party Transaction #13
Related Party	Dr. Shaun Passley
Related Party Transaction, Description of Transaction	Stock based compensation (Common stock issuance)
Related Party Transaction, Amount	$ 140,420	339,225
Related Party Transaction #14
Related Party	Dr. Shaun Passley
Related Party Transaction, Description of Transaction	Wages and benefits
Related Party Transaction, Amount	$ 125,704	0
Related Party Transaction #15
Related Party	James A. Sherman
Related Party Transaction, Description of Transaction	Wages and benefits
Related Party Transaction, Amount	$ 139,760	0
Related Party Transaction #16
Related Party	GG Mars Capital, Inc.
Related Party Transaction, Description of Transaction	Amount drawn from line of credit
Related Party Transaction, Amount	$ 6,557,480	2,434,063
Related Party Transaction #17
Related Party	Star Financial Corporation
Related Party Transaction, Description of Transaction	Amount drawn from line of credit
Related Party Transaction, Amount	$ 8,772,024	2,129,987
Related Party Transaction #18
Related Party	Jennings Family Investments, Inc.
Related Party Transaction, Description of Transaction	Amount drawn from line of credit
Related Party Transaction, Amount	$ 44,369,045	4,847,745
Related Party Transaction #19
Related Party	LoneStella, LLC
Related Party Transaction, Description of Transaction	Amount drawn from line of credit
Related Party Transaction, Amount	$ 4,358,005	539,438
Related Party Transaction #20
Related Party	GG Mars Capital, Inc.
Related Party Transaction, Description of Transaction	Revolving Line of credit converted into shares
Related Party Transaction, Amount	$ 7,290,819	4,023,891
Related Party Transaction #21
Related Party	Star Financial Corporation
Related Party Transaction, Description of Transaction	Revolving Line of credit converted into shares
Related Party Transaction, Amount	$ 9,620,428	2,912,440
Related Party Transaction #22
Related Party	Jennings Family Investments, Inc.
Related Party Transaction, Description of Transaction	Revolving Line of credit converted into shares
Related Party Transaction, Amount	$ 44,648,463	3,635,817
Related Party Transaction #23
Related Party	LoneStella, LLC
Related Party Transaction, Description of Transaction	Revolving Line of credit converted into shares
Related Party Transaction, Amount	$ 5,014,499	0
Related Party Transaction #24
Related Party	Propal Investments, LLC
Related Party Transaction, Description of Transaction	Loan Principal repaid during the year
Related Party Transaction, Amount	$ 552,180	143,850
Related Party Transaction #25
Related Party	GG Mars Capital, Inc.
Related Party Transaction, Description of Transaction	Finance Cost Interest, accretion
Related Party Transaction, Amount	$ 244,998	181,853
Related Party Transaction #26
Related Party	Star Financial Corporation
Related Party Transaction, Description of Transaction	Finance Cost Interest, accretion
Related Party Transaction, Amount	$ 170,677	127,037
Related Party Transaction #27
Related Party	Jennings Family Investments, Inc.
Related Party Transaction, Description of Transaction	Finance Cost Interest, accretion
Related Party Transaction, Amount	$ 503,130	157,181
Related Party Transaction #28
Related Party	LoneStella, LLC
Related Party Transaction, Description of Transaction	Finance Cost Interest, accretion
Related Party Transaction, Amount	$ 25,903	113
Related Party Transaction #30
Related Party	Epazz R&D
Related Party Transaction, Description of Transaction	Wages and benefits
Related Party Transaction, Amount	$ 744,693	$ 0